Intellectual property (Details 1) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Amortization	$ (1,698,514)	$ (1,698,514)
Intellectual Property, Net	8,072,967	9,771,481	$ 11,469,995
SFD Hydrocarbon Right [Member]
Accumulated Amortization	(1,684,733)	(1,684,733)
Intellectual Property, Net	7,861,666	9,546,399	11,231,132
SFD Geothermal Right [Member]
Accumulated Amortization	(13,781)	(13,781)
Intellectual Property, Net	$ 211,301	$ 225,082	$ 238,863